Deferred income tax assets and liabilities	12 Months Ended
Mar. 31, 2024
Deferred tax assets and liabilities [abstract]
Deferred income tax assets and liabilities	Deferred income tax assets and liabilities

(EUR thousand)	For the financial year ended March 31
Net movement of deferred tax assets/(liabilities)	2024	2023
Opening balance as of April 1	27,147	26,398
Acquisition of subsidiaries	—	(1,834)
Disposal of subsidiaries	—	(128)
Recognized in income statement	(287)	3,846
Recognized in other comprehensive income	350	(95)
Other	2,454	—
Exchange differences	(1,819)	(1,040)
Closing balance as of March 31	27,845	27,147
The amounts of deferred tax recognized in the consolidated statement of financial position comprise the following deferred tax assets / (liabilities):

(EUR thousand)	As of March 31
	2024		2023
Deferred tax balances	Assets	Liabilities	Assets	Liabilities
Balances with movements recognized in income statement
Trade receivables	15	(490)	72	(18)
Property, plant and equipment	118	(723)	317	(819)
Intangible assets	256	(4,002)	272	(8,377)
Current liabilities	6,395	(295)	4,747	(14)
Loans and borrowings	1,162	(337)	911	—
Other items	1,124	(515)	786	(31)
Deferred tax on tax credits	3,991	—	1,569	—
Tax value of loss carry-forwards recognized	21,311	—	28,249	—

Balances with movements recognized in other comprehensive income
Retirement benefit obligations	—	(168)	—	(336)
Other investments at FVOCI	—	1	—	(181)

Offsetting	(1,284)	1,286	(2,113)	2,113
Total	33,088	(5,243)	34,810	(7,663)

(EUR thousand)	As of March 31
Deferred tax recoverability	2024	2023

Deferred tax assets to be recovered within 12 months	3,640	1,697
Deferred tax assets to be recovered after more than 12 months	29,448	33,113
Deferred tax assets	33,088	34,810

Deferred tax liabilities to be recovered within 12 months	(1,938)	(760)
Deferred tax liabilities to be recovered after more than 12 months	(3,305)	(6,903)
Deferred tax liabilities	(5,243)	(7,663)
As of March 31, 2024, deferred tax assets include EUR20.1 million (EUR25.8 million as of March 31, 2023) relating to tax losses carried-forward from the Australian, German, Spanish, Swiss and Japanese subsidiaries, all of which, from a revenue and profit-generating perspective, are operating in key markets of the Group. These losses were mainly incurred over the COVID-19 pandemic period, which caused a significant reduction in revenues. Based on the latest 4-year forecast, these entities are expected to generate sufficient taxable profits against which the incurred losses can be offset; therefore, the Group has concluded that the deferred tax assets will be recoverable. The losses can be carried forward indefinitely with the exception of Switzerland and Japan, where the losses are expected to expire after 7 years and 10 years respectively.
Out of the EUR445.2 million total tax losses carried forward (EUR458.2 million as of March 31, 2023), for a portion of EUR129.0 million a deferred tax asset has been recognized (EUR164.0 million as of March 31, 2023), while for a portion of EUR316.2 million (EUR294.2 million as of March 31, 2023) no deferred tax asset has been recognized as it is not probable that future taxable profits, which the Group can utilize the benefits from, will be available. The unused tax losses were mainly incurred in holding entities which are not likely to generate taxable income in the foreseeable future. The vast majority of the tax losses carried forward, for which no deferred tax has been recognized, either expires after 5 years or has no expiration date, as illustrated in the below expiry date schedule:

(EUR thousand)	As of March 31
Deferred tax assets have not been recognized in respect of the following tax losses:	2024	2023
Expiry within 1 year	—	394
Expiry 1-2 years	320	292
Expiry 2-5 years	3,218	36
Expiry after 5 years	84,443	71,432
No expiration	228,248	222,056
Total	316,229	294,210
Furthermore, as of March 31, 2024 with respect to interest carry-forwards amounting to EUR287.1 million (March 31, 2023 EUR260.1 million) mainly related to Germany, the UK and the Netherlands, no deferred tax asset have been recognized. A deferred tax asset on a deductible temporary difference of EUR302.7 million (March 31, 2023 EUR302.7 million) related to a step up for tax purposes in Switzerland, which expires within five years, has not been recognized.